Earnings per share (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Earnings per share [abstract]
Profit/(loss) from continuing operations attributable to shareholders		¥ 734,435	¥ 1,579,836	[1]	¥ 8,520,427	[1]
Less: cumulative distribution of other equity instruments		342,349	68,600
Consolidated net profit attributable to ordinary Shareholders of the Company		¥ 392,086	¥ 1,511,236
Weighted average number of the Company's outstanding ordinary shares ('000)	[2]	15,283,335,000	15,200,383,000
Basic and diluted earnings per share (RMB)		¥ 0.03	¥ 0.10	[1]	¥ 0.56	[1]
Weighted average number of ordinary shares [abstract]
Issued ordinary shares at the beginning of the year		15,698,093,359	15,200,383,440		15,200,383,440
Effect of share issue (Note 21)		82,952,000	0
Weighted average number of ordinary shares at the end of the year	[2]	15,283,335,000	15,200,383,000
Dilutive effect on earnings per share		¥ 0	¥ 0
Dilutive potential ordinary		0	0

[1]	The Company and its subsidiaries have initially applied IFRS 15 and IFRS 9 at 1 January 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).
[2]	Weighted average number of ordinary shares: 2018 2017 '000 '000 Issued ordinary shares at 1 January 15,200,383 |15,200,383 Effect of share issue 82,952 | - | Weighted average number of ordinary shares at 31 December 15,283,335 |15,200,383